Income Taxes - Schedule of Income Tax Expense (Benefit) Reconciled to the Hypothetical Amounts Computed at the U.S. Federal Statutory Income Tax Rate (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected tax at statutory rate					$ 1,900,690	$ 4,434,080	$ (4,489,427)
Non-taxable REIT (income) loss					(1,243,204)	(4,610,750)	2,655,349
State and local income tax expense - net of federal benefit					25,066	(38,734)	(185,137)
Foreign income taxed at different rates					132,010	47,180	(69,318)
Change in valuation allowance					(3,410,418)	(416,953)	400,146
Others						30,392	(122,888)
Income tax expense (benefit), Total	$ 404,000	$ (1,050,000)	$ 1,093,000	$ (907,000)	$ (2,595,856)	$ (554,785)	$ (1,811,275)
Expected tax at statutory rate, Percent					21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation Tax Exempt Income, Percent					(13.70%)	(21.80%)	(12.40%)
State and local tax expense - net of federal benefit, Percent					0.30%	(0.20%)	0.90%
Foreign income taxed at different rates, Percent					1.50%	0.20%	0.30%
Change in valuation allowance					(37.70%)	(2.00%)	(1.90%)
Other						0.10%	0.60%
Effective Income Tax Rate Reconciliation, Percent, Total					(28.70%)	(2.60%)	8.50%